Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Revenues	$ 32,085	$ 21,282	$ 34,868
Costs	12,116	10,763	14,549
Gross profit / (loss)	19,969	10,519	20,319
Net gain from fair value adjustment of investment properties	(13,650)	12,742	83,080
General and administrative expenses	5,277	4,948	5,413
Selling expenses	2,237	2,443	2,988
Other operating results, net	61	(141)	195
(Loss) / profit from operations	26,166	(9,755)	95,193
Segment (loss) / profit	25,811	(16,937)	112,980
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	25,593	16,585	27,434
Costs	(5,333)	(5,665)	(6,725)
Gross profit / (loss)	20,260	10,920	20,709
Net gain from fair value adjustment of investment properties	12,328	(12,542)	83,728
General and administrative expenses	5,327	5,049	5,527
Selling expenses	2,242	2,477	3,029
Other operating results, net	28	(256)	29
(Loss) / profit from operations	25,047	(9,404)	95,910
Share of profit of associates and joint ventures	466	(6,541)	17,367
Segment (loss) / profit	25,513	(15,945)	113,277
Investment properties and trading properties	302,908	310,921	359,162
Investment in associates and joint ventures	11,578	14,609	22,839
Other operating assets	11,351	10,443	7,820
Operating assets	325,837	335,973	389,821
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	17,334	8,727	14,569
Costs	(1,495)	(1,428)	(1,401)
Gross profit / (loss)	15,839	7,299	13,168
Net gain from fair value adjustment of investment properties	553	(33,349)	(5,185)
General and administrative expenses	2,862	2,348	2,044
Selling expenses	847	740	1,751
Other operating results, net	(142)	(207)	42
(Loss) / profit from operations	12,541	(29,345)	4,230
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	12,541	(29,345)	4,230
Investment properties and trading properties	91,770	89,070	120,956
Investment in associates and joint ventures	0	0	0
Other operating assets	299	436	500
Operating assets	92,069	89,506	121,456
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	3,041	4,401	5,616
Costs	(293)	(236)	(192)
Gross profit / (loss)	2,748	4,165	5,424
Net gain from fair value adjustment of investment properties	(5,391)	9,088	54,755
General and administrative expenses	341	685	601
Selling expenses	78	307	185
Other operating results, net	(23)	(8)	(20)
(Loss) / profit from operations	(3,085)	12,253	59,373
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	(3,085)	12,253	59,373
Investment properties and trading properties	68,197	119,013	147,863
Investment in associates and joint ventures	0	0	0
Other operating assets	2,537	1,839	160
Operating assets	70,734	120,852	148,023
Operations Center in Argentina [Member] | Sales and Developments [Member]
Statement [Line Items]
Revenues	746	1,271	2,025
Costs	(581)	(1,379)	(1,825)
Gross profit / (loss)	165	(108)	200
Net gain from fair value adjustment of investment properties	17,106	11,658	34,495
General and administrative expenses	1,058	1,164	1,217
Selling expenses	922	1,145	502
Other operating results, net	(48)	(8)	(111)
(Loss) / profit from operations	15,243	9,233	32,865
Share of profit of associates and joint ventures	0	(26)	0
Segment (loss) / profit	15,243	9,207	32,865
Investment properties and trading properties	142,511	102,415	89,401
Investment in associates and joint ventures	0	0	1,310
Other operating assets	2,984	3,271	1,931
Operating assets	145,495	105,686	92,642
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	4,300	1,510	4,978
Costs	(2,456)	(1,746)	(3,066)
Gross profit / (loss)	1,844	(236)	1,912
Net gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	730	699	897
Selling expenses	340	231	566
Other operating results, net	(59)	(20)	(49)
(Loss) / profit from operations	715	(1,186)	400
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	715	(1,186)	400
Investment properties and trading properties	0	0	0
Investment in associates and joint ventures	0	0	0
Other operating assets	4,183	4,269	4,527
Operating assets	4,183	4,269	4,527
Operations Center in Argentina [Member] | Other [Member]
Statement [Line Items]
Revenues	172	676	246
Costs	(508)	(876)	(241)
Gross profit / (loss)	(336)	(200)	5
Net gain from fair value adjustment of investment properties	60	61	337
General and administrative expenses	336	153	768
Selling expenses	55	54	25
Other operating results, net	300	(13)	167
(Loss) / profit from operations	(367)	(359)	(958)
Share of profit of associates and joint ventures	466	(6,515)	17,367
Segment (loss) / profit	99	(6,874)	16,409
Investment properties and trading properties	430	423	942
Investment in associates and joint ventures	11,578	14,609	21,529
Other operating assets	1,348	628	702
Operating assets	$ 13,356	$ 15,660	$ 23,173